Flow-Through Share Liability (Details Narrative) - CAD ($)	3 Months Ended			6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Flow-through Share Liability
Increase Decrease In Flow Through Share LiabilityOne				$ 3,637,149
Eligible Expenditures For The Flow Through Share Liability		$ 1,278,481		4,273,151
Premium On Flow Through Shares	$ 2,016,543	$ 603,328	$ 576,276	2,016,543	$ 603,328
Flow Through Share Liability Balance	0			0
Flow Through Share Liability						$ 2,477,517